Revenue - Summary of Revenue by Service Type (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of products and services [line items]
Revenue	$ 1,224,262	$ 1,109,800	$ 912,643
Industry-specific [member]
Disclosure of products and services [line items]
Revenue	451,829	431,770	372,505
Finance and accounting [member]
Disclosure of products and services [line items]
Revenue	281,826	248,572	212,563
Customer experience services [member]
Disclosure of products and services [line items]
Revenue	237,558	189,615	154,368
Research and analytics [member]
Disclosure of products and services [line items]
Revenue	131,694	116,081	94,545
Auto claims [member]
Disclosure of products and services [line items]
Revenue	71,754	96,123	54,620
Others [member]
Disclosure of products and services [line items]
Revenue	$ 49,601	$ 27,639	$ 24,042